ACCOUNTS RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivables consisted of the following as of March 31,2022, March 31, 2021 and December 31, 2021 and December 31, 2020

	As of March 31, 2022	As of March 31, 2021	As of December 31, 2021	As of December 31, 2020
Accounts receivables	$-	$10,946	$-	$534
Total accounts receivables	$-	$10,946	$-	$534

As of March 31, 2022, there is no accounts receivables compared to $ 10,946 as of March 31, 2021 which consisted of receivables from Infar International and Tapaszto Optical. As of December 31, 2021, there is no accounts receivables compared to $ 534 as of December 31, 2020 which consisted of receivables from Infar International and Tapaszto Optical.

5. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of December 31,2021 and December 31, 2020.

	As of December 31, 2021	As of December 31, 2020
Accounts receivable	$-	$534
Total accounts receivable	$-	$534

As of December 31, 2021, there is no accounts receivable. As of December 31, 2020, the amount of $ 534 on accounts receivable are related party transactions and outstanding balances.